                      J.P. MORGAN MUTUAL FUND SELECT GROUP
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036


January 2, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: J.P. Morgan Mutual Fund Select Group (File Nos. 811-7843 and 33-13317); Post-Effective Amendment No. 23


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for J.P. Morgan Mutual Fund Group (the "Trust") does not differ from that contained in Post-Effective Amendment No. 23 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 2003.

     Please call the undersigned at (212) 837-1881 with any questions you may have.


                                         Very truly yours,


                                         ---------------------------------------
                                         Judy R. Bartlett
                                         Vice President and
                                         Assistant General Counsel